Other Financial Instruments and Fair Value Measurements (Textuals) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Other Financial Instruments and Fair Value Measurements (Details) [Abstract]
Marketable Securities Sold	$ 10,000,000
Sales and maturities of marketable securities	18,600,000	57,100,000	13,519,000	3,013,000
Company's Municipal bond mature in 2012	1,463,000
Company's Municipal bond mature in 2013	3,392,000
Company's Municipal bond mature in 2014	741,000
Company's Municipal bond mature in 2015	2,764,000
Company's Municipal bond mature in 2016	$ 12,113,000